Cost of services (Detail Textuals) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Employees	Dec. 31, 2017 USD ($) Employees	Dec. 31, 2016 USD ($) Employees
Disclosure Of Cost Of Sales [Abstract]
Number of employees | Employees	6,100	6,100	5,900
Depreciation for brazil concession assets | $	$ 24,780	$ 29,816	$ 24,592